Statements of Cash Flows (USD $)	4 Months Ended
Jun. 30, 2013
Cash flows from operating activities:
Net income (loss)	$ (48,050)
Net increase in Capital Stock	69,501
Proceeds from Sale of Common Stock:	27,495
Net Increase in Current Liabilities	10,700
Net Increase in Cash	59,646
Cash and cash equivalents, beginning of period
Cash and cash equivalents, end of period	$ 59,646